EMPLOYEE BENEFITS - Key management personnel remuneration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Key management personnel remuneration [abstract]
- Board fees paid	R 7.8	R 7.9	R 7.6
- Salaries paid	104.9	93.2	82.0
- Short term incentives relating to this cycle	98.2	94.0	83.8
Market value of long term incentives vested and transferred	20.6	13.7	31.1
Total short term compensation	R 231.5	R 208.8	R 204.5